PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Less: accumulated depreciation	$ (318,983)	$ (205,744)
Property and equipment, net	230,218	307,928
Building [Member]
Property and equipment, gross	182,378	170,580
Vehicles [Member]
Property and equipment, gross	198,974	186,102
Machine [Member]
Property and equipment, gross	6,594	6,167
Furniture [Member]
Property and equipment, gross	46,110	43,127
Leasehold improvement [Member]
Property and equipment, gross	$ 115,145	$ 107,696